STOCK OPTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
STOCK OPTIONS

4.     STOCK OPTIONS

Stock Options

During the six months ended June 30, 2021, the Company granted 400,000,000 stock options to its CEO and 50,000,000 stock options to an employee of the Company (Please see Note 2).

	6/30/2021		6/30/2020
	Number of Options	Weighted average exercise price	Number of Options	Weighted average exercise price
Outstanding as of the beginning of the periods	15,950,000	$0.23	15,950,000	$0.23
Granted	450,000,000	$0.028	-	-
Exercised	-	-	-	-
Expired	-	-
Outstanding as of the end of the periods	465,950,000	$0.035	15,950,000	$0.23
Exercisable as of the end of the periods	254,838,889	$0.041	15,950,000	$0.23

The weighted average remaining contractual life of options outstanding as of June 30, 2021 and 2020 was as follows:

6/30/2021				6/30/2020
Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)	Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)
$0.09	2,450,000	2,450,000	0.73	$0.09	2,450,000	2,450,000	1.73
$0.26	13,500,000	13,500,000	1.18	$0.26	13,500,000	13,500,000	2.18
$0.028	450,000,000	238,888,888	6.64 - 7.64	-	-	-	-
	465,950,000	254,838,888			15,950,000	15,950,000

The stock-based compensation expense recognized in the statement of operations during the six months ended June 30, 2021 and 2020, related to the granting of these options was $17,813,834 and $0, respectively.

As of June 30, 2021 and 2020, respectively, there was no intrinsic value with regards to the outstanding options.

NEWHYDROGEN, INC.

(FORMERLY BIOSOLAR, INC.)

NOTES TO CONDENSED FINANCIAL STATEMENTS – UNAUDITED

FOR THE SIX MONTHS ENDED JUNE 30, 2021 AND 2020

4. STOCK OPTIONS

Stock Options

The Company did not grant any stock options during the years ended December 31, 2020 and 2019, respectively.

	12/31/2020		12/31/2019
	Number of Options	Weighted average exercise price	Number of Options	Weighted average exercise price
Outstanding as of the beginning of the periods	15,950,000	$0.23	15,950,000	$0.23
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	-	-
Outstanding as of the end of the periods	15,950,000	$0.23	15,950,000	$0.23
Exercisable as of the end of the periods	15,950,000	$0.23	15,950,000	$0.23

The weighted average remaining contractual life of options outstanding as of December 31, 2020 and 2019 was as follows:

12/31/2020				12/31/2019
Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)	Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)
$0.09	2,450,000	2,450,000	1.23	$0.09	2,450,000	2,450,000	2.23
$0.26	13,500,000	13,500,000	1.37	$0.26	13,500,000	13,500,000	2.37
	15,950,000	15,950,000			15,950,000	15,950,000

The stock-based compensation expense recognized in the statement of operations during the years ended December 31, 2020 and 2019, related to the granting of these options was $0 and $0, respectively.

As of December 31, 2020 and 2019, respectively, there was no intrinsic value with regards to the outstanding options.